UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-08659

The Henssler Funds Inc.

(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144

(Address of principal executive offices) (Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144

(Name and Address of Agent for Service)

With copy to:

Paul Hastings LLP

1170 Peachtree Street, N.E.

Suite 100

Atlanta, GA 30309

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: May 1, 2014 – July 31, 2014

Item 1 – Schedule of Investments.

THE HENSSLER EQUITY FUND

SCHEDULE OF INVESTMENTS

July 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.52%

Consumer Discretionary - 11.23%
Auto Components - 1.66%
Johnson Controls, Inc.	16,466	$777,854
Magna International, Inc.	8,017	861,026

		1,638,880

Hotels, Restaurants & Leisure - 1.63%
McDonald’s Corp.	8,288	783,713
Starbucks Corp.	10,653	827,525

		1,611,238

Household Durables - 0.76%
Whirlpool Corp.	5,300	755,992

Media - 2.49%
Comcast Corp. - Class A	16,000	859,680
Scripps Networks Interactive, Inc. - Class A	9,000	741,690
Walt Disney Co.	10,096	867,044

		2,468,414

Multiline Retail - 0.75%
Dollar General Corp.(1)	13,500	745,605

Specialty Retail - 2.88%
Advance Auto Parts, Inc.	7,136	864,241
Bed Bath & Beyond, Inc.(1)	9,424	596,445
PetSmart, Inc.	11,500	783,610
Urban Outfitters, Inc.(1)	17,000	607,410

		2,851,706

Textiles, Apparel & Luxury Goods - 1.06%
Coach, Inc.	10,473	361,947
Fossil Group, Inc.(1)	7,000	686,000

		1,047,947

Total Consumer Discretionary		11,119,782

Consumer Staples - 12.21%
Beverages - 3.43%
Diageo PLC - Sponsored ADR	13,245	1,592,314
PepsiCo, Inc.	20,495	1,805,609

		3,397,923

Food & Staples Retailing - 3.49%
CVS Caremark Corp.	24,490	1,870,056
Wal-Mart Stores, Inc.	21,518	1,583,295

		3,453,351

Household Products - 1.68%
Church & Dwight Co., Inc.	26,000	1,668,680

Tobacco - 3.61%
Altria Group, Inc.	45,751	1,857,491
Lorillard, Inc.	28,363	1,715,394

		3,572,885

Total Consumer Staples		12,092,839

Energy - 11.58%
Oil, Gas & Consumable Fuels - 11.58%
Apache Corp.	21,500	2,207,190

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	18,678	$1,848,001
Kinder Morgan, Inc.	45,000	1,619,100
Marathon Oil Corp.	51,600	1,999,500
Occidental Petroleum Corp.	19,500	1,905,345
Suncor Energy, Inc.	46,000	1,889,220

		11,468,356

Total Energy		11,468,356

Financials - 14.69%
Commercial Banks - 9.19%
Bank of Nova Scotia	47,967	3,256,959
BB&T Corp.	75,642	2,800,267
Wells Fargo & Co.	59,695	3,038,476

		9,095,702

Consumer Finance - 2.82%
American Express Co.	31,775	2,796,200

Insurance - 2.68%
Aflac, Inc.	44,472	2,656,757

Total Financials		14,548,659

Health Care - 13.78%
Biotechnology - 1.47%
Celgene Corp.(1)	16,738	1,458,717

Health Care Equipment & Supplies - 4.75%
Baxter International, Inc.	18,500	1,381,765
Edwards Lifesciences Corp.(1)	19,000	1,714,750
ResMed, Inc.	31,000	1,603,940

		4,700,455

Health Care Providers & Services - 6.14%
Aetna, Inc.	17,615	1,365,691
Express Scripts Holding Co.(1)	20,150	1,403,447
McKesson Corp.	8,394	1,610,473
WellPoint, Inc.	15,500	1,702,055

		6,081,666

Life Sciences Tools & Services - 1.42%
Covance, Inc.(1)	16,800	1,409,856

Total Health Care		13,650,694

Industrials - 11.57%
Aerospace & Defense - 1.21%
Boeing Co.	9,944	1,198,053

Air Freight & Logistics - 1.27%
United Parcel Service, Inc. - Class B	12,937	1,256,054

Construction & Engineering - 0.82%
Jacobs Engineering Group, Inc.(1)	16,000	812,960

Industrial Conglomerates - 1.26%
General Electric Co.	49,485	1,244,548

Machinery - 2.48%
Dover Corp.	14,675	1,258,528

	Shares	Value
Machinery (continued)
Flowserve Corp.	16,250	$1,203,150

		2,461,678

Professional Services - 2.99%
Equifax, Inc.	19,950	1,517,995
Robert Half International, Inc.	29,655	1,442,716

		2,960,711

Road & Rail - 1.54%
CSX Corp.	50,850	1,521,432

Total Industrials		11,455,436

Information Technology - 21.46%
Communications Equipment - 2.04%
QUALCOMM, Inc.	27,408	2,019,969

Computers & Peripherals - 6.73%
Apple, Inc.	25,550	2,441,814
EMC Corp.	81,751	2,395,304
NetApp, Inc.	47,000	1,825,480

		6,662,598

Internet Software & Services - 2.65%
Baidu, Inc. - Sponsored ADR(1)	12,139	2,622,631

IT Services - 1.79%
Teradata Corp.(1)	42,000	1,770,720

Semiconductors & Semiconductor Equipment - 2.21%
Applied Materials, Inc.	104,500	2,190,320

Software - 6.04%
Microsoft Corp.	54,120	2,335,819
Oracle Corp.	53,652	2,167,005
SAP SE - Sponsored ADR	18,825	1,477,574

		5,980,398

Total Information Technology		21,246,636

TOTAL COMMON STOCKS
(COST $73,300,303)		95,582,402

EXCHANGE-TRADED FUNDS - 2.47%
Materials Select Sector SPDR® Fund	50,333	2,448,700

TOTAL EXCHANGE-TRADED FUNDS
(COST $1,316,832)		2,448,700

	Shares	Value
SHORT-TERM INVESTMENTS - 1.10%
Federated Prime Cash Obligations Fund - Institutional Shares, 7-day Yield 0.03%	1,090,192	$1,090,192

TOTAL SHORT-TERM INVESTMENTS		1,090,192

(COST $1,090,192)

TOTAL INVESTMENTS (100.09%)		99,121,294
(COST $75,707,327)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.09%)		(93,667)

NET ASSETS (100.00%)		$99,027,627

(1)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

PLC - Public Limited Company.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SPDR - Standard & Poor’s 500 Depositary Receipt.

See Notes to Quarterly Schedule of Investments

Notes to Quarterly Schedule of Investments

July 31, 2014 (Unaudited)

1. ORGANIZATION

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund offers Investor Class and Institutional Class shares. The Institutional Class commenced operations on June 15, 2011. The Fund’s investment strategy is to seek growth of capital.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by The Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Accounting Estimates — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost. See Fair Value Measurements and Disclosures section in the notes for additional information used to value The Fund’s investments.

Federal Income Taxes — For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carry forwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Distributions to Shareholders — Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Reclassifications — GAAP requires certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

Expenses that are specific to a class of shares of The Fund are charged directly to the share class. The Fund’s realized and unrealized gains and losses, net investment income, and expenses other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 - Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value The Fund’s investments as of July 31, 2014:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$95,582,402	$–	$–	$95,582,402
Exchange Traded Funds	2,448,700	–	–	2,448,700
Short Term Investments	1,090,192	–	–	1,090,192
TOTAL	$99,121,294	$–	$–	$99,121,294

*	See Schedule of Investments for industry classification.

There were no transfers into or out of Levels 1 and 2 during the three months ended July 31, 2014.

It is The Fund’s policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

For the three months ended July 31, 2014, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Fund did not hold any derivative instruments at any time during the period.

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at July 31, 2014 were as follows:

Gross appreciation (excess of value over tax cost)	$25,022,099
Gross depreciation (excess of tax cost over value)	(1,627,020)
Net unrealized appreciation /(depreciation)	$23,395,079
Cost of investments for income tax purposes	$75,726,215

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	September 23, 2014

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Treasurer, Principal Financial Officer

Date:	September 23, 2014